Leases	3 Months Ended
Mar. 31, 2022
Leases

9. Leases

The Company leases certain assets under lease agreements. On January 1, 2020, the Company entered into a one-year lease for office space, which the Company elected the short-term lease measurement and recognition exemption.

On January 3, 2020, the Company entered into a five-year lease for an office space that was classified as an operating lease on recognition.

As of March 31, 2022, the Company’s lease had a remaining lease term of 2.75 years. Operating right-of-use assets have been included within property and equipment as follows:

Right-of-use asset	March 31, 2022	December 31, 2021	December 31, 2020
Beginning balance	$17,385	$39,809	$4,759
Additions, cost	-	-	57,919
Amortization	(1,292)	(7,803)	(11,999)
Foreign currency translation change	(2,571)	(14,621)	(10,870)
Net book value	$13,522	$17,385	$39,809

Operating lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 11.82% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of current borrowings.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

9.	Leases (continued)

As at March 31, 2022, the Company’s lease liability is as follows:

Lease liability	March 31, 2022	December 31, 2021	December 31, 2020
Current portion of operating lease liability	$4,783	$6,732	$12,116
Long-term portion of operating lease liability	9,694	8,592	27,693
	$14,477	$15,324	$39,809

Future minimum lease payments to be paid by the Company as a lessee as of March 31, 2022 are as follows:

Operating lease commitments and lease liability

Remainder of 2022	$4,783
2023	5,269
2024	6,134
Total future minimum lease payments	16,184
Discount	(1,705)
Total	$14,477